Net Income Per Ordinary Share	9 Months Ended
Sep. 30, 2013
Net Income Per Ordinary Share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,069,260	59,754,010	60,732,605	59,939,570

Effect of dilutive share options outstanding	1,404,385	612,127	1,244,421	451,629
Weighted average number of ordinary shares for diluted net income per ordinary share	62,473,645	60,366,137	61,977,026	60,391,199